Shareholders' Equity (Details) - Schedule of basic and diluted earnings per common share - shares		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Basic And Diluted Earnings Per Common Share Abstract
Weighted average number of common shares outstanding		80,282,633	77,113,125	79,897,513	75,759,358
Dilutive effect of options	[1]	737,327	1,814,164	737,327	1,814,164
Dilutive effect of RSUs	[1]	25,000		25,000
Total		81,044,960	78,927,289	80,659,840	77,573,522

[1]	As at September 30, 2022, there was a total of 737,327 dilutive stock options and 25,000 dilutive RSUs outstanding (September 30, 2021 – 1,814,167 dilutive stock options and nil RSUs).